Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	363,508	424,757
Prepayment for royalties - current portion	225,307	257,037
Interest receivable	105,798	182,681
Prepayments	65,659	43,686
Wangyibao operating funds held by third party online payment settlement service providers	63,745	105,735
Prepayment for sales tax	46,623	63,303
Employee advances	6,288	9,892
Security and rental deposits	5,679	8,505
Other	17,857	26,188
	900,464	1,121,784